Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2021 to December 31, 2022 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2021	593,150	$29,081

Granted	134,180	-

Accrual related to the fair value of the PSUs outstanding	-	14,004

Foreign exchange adjustment	-	149

Paid	(213,820)	(16,929)

At December 31, 2021	513,510	$26,305

Granted	129,140	-

Accrual related to the fair value of the PSUs outstanding	-	14,414

Foreign exchange adjustment	-	(870)

Paid	(186,730)	(18,411)

Forfeited	(11,300)	(199)

At December 31, 2022	444,620	$21,239

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at December 31, 2022 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Dec 31, 2022	PSU Liability at Dec 31, 2022

2020	2023	191,980	$40.73	200%	93%	14,566

2021	2024	126,590	$40.24	175%	60%	5,345

2022	2025	126,050	$39.63	100%	27%	1,328

		444,620				$21,239